MORGAN STANLEY DEAN WITTER MARKET LEADER                TWO WORLD TRADE CENTER,
TRUST                                                   NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS FEBRUARY 28, 2001

DEAR SHAREHOLDER:

For most investors, the six-month period ended February 28, 2001, was an extraordinarily difficult time to be in the market. Warnings of earnings shortfalls from leading new-economy companies such as Lucent and Intel, uncertainty surrounding the outcome of the U.S. presidential election and increasing evidence of a slowing economy led to broad market declines. This backdrop was particularly unfavorable for technology investments but benefited stocks in such value-oriented areas of the market as finance, utilities and energy. While all of the major stock indexes lost value during the reporting period, it was the technology-heavy Nasdaq composite index that suffered the sharpest declines, shedding nearly 2,000 points, or 48 percent of its value, in a mere six months.

PERFORMANCE

For the six-month period ended February 28, 2001, Morgan Stanley Dean Witter Market Leader Trust's Class B shares posted a total return of -20.96 percent, compared to -17.83 percent for the Standard & Poor's 500 Index (S&P 500).* For the same period, the Fund's Class A, C and D shares posted returns of -20.69 percent, -20.97 percent and -20.58 percent, respectively. Performance of the Fund's four classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

----------------

* The Standard & Poor's 500 Index (S&P 500-Registered Trademark-) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
LETTER TO THE SHAREHOLDERS FEBRUARY 28, 2001, CONTINUED

The Fund's underperformance relative to the S&P 500 can be attributed partially to its slight overweightings in technology and communications stocks, which were reduced to market weightings by the end of the period. On the positive side, the Fund's investments in some value-oriented industries provided balance to its technology exposure, thereby tempering its decline.

PORTFOLIO STRATEGY

The Fund continues to focus on companies that are recognized leaders in their respective industries and that we believe have the ability to expand their businesses both domestically and abroad.

Among the sectors emphasized by the Fund was financial services, which represented 18.6 percent of its portfolio on February 28, 2001, versus
17.0 percent of the S&P 500. We believe that low valuation levels and the Fed's recent aggressive easing have created a favorable backdrop for financial services companies. The Fund was also overweighted in energy at the end of the period, at 10.4 percent versus a 6.5 percent weighting in the S&P 500. After several years of underinvestment, spending on oil and natural gas has increased; we expect this trend to continue. The Fund maintained market weightings in technology and health care. We believe that the fundamental outlook for health care is positive but that valuations within that sector are currently a bit stretched.

LOOKING AHEAD

With inflation seemingly poised to remain low amid continued weakness in the economy, we anticipate that we may see further interest-rate reductions by the Federal Reserve Board. At the end of the period there was a lively debate among economists on whether the economy was in a recession and what shape any ensuing economic recovery might take. Regardless of the outcome, we believe that the long-term outlook for the financial markets and the economy is favorable. The Fund will continue to focus its investments on leading U.S. and global companies that we believe have the ability to increase revenues, earnings and market share under most market conditions.

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
LETTER TO THE SHAREHOLDERS FEBRUARY 28, 2001, CONTINUED

We appreciate your ongoing support of Morgan Stanley Dean Witter Market Leader Trust and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
CHARLES A. FIUMEFREDDO                   MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                    PRESIDENT

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
FUND PERFORMANCE FEBRUARY 28, 2001

                                    AVERAGE ANNUAL TOTAL RETURNS
   ----------------------------------------------------------------------------------------------
                 CLASS A SHARES*                                  CLASS B SHARES**
   -------------------------------------------      ---------------------------------------------
   PERIOD ENDED 2/28/01                             PERIOD ENDED 2/28/01
   --------------------                             --------------------
   1 Year                     (13.24)%(1) (17.79)%(2) 1 Year                   (13.89)%(1) (18.11)%(2)
   Since Inception (7/28/97)  15.18 %(1) 13.46 %(2) Since Inception (4/28/97)  15.89 %(1) 15.55 %(2)

                 CLASS C SHARES+                                  CLASS D SHARES++
   -------------------------------------------      ---------------------------------------------
   PERIOD ENDED 2/28/01                             PERIOD ENDED 2/28/01
   --------------------                             --------------------
   1 Year                     (13.91)%(1) (14.75)%(2) 1 Year                   (13.04)%(1)
   Since Inception (7/28/97)  14.40 %(1) 14.40 %(2) Since Inception (7/28/97)  15.50 %(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST.
---------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 2001 (UNAUDITED)

NUMBER OF
 SHARES                                                                               VALUE
-----------------------------------------------------------------------------------------------
           COMMON STOCKS (87.3%)
           BASIC MATERIALS (2.8%)
           ALUMINUM (0.9%)
 159,000   Alcoa, Inc............................................................  $  5,685,840
                                                                                   ------------
           FOREST PRODUCTS (1.1%)
 119,300   Weyerhaeuser Co.......................................................     6,411,182
                                                                                   ------------
           PRECIOUS METALS (0.8%)
 300,000   Newmont Mining Corp...................................................     5,055,000
                                                                                   ------------
           TOTAL BASIC MATERIALS.................................................    17,152,022
                                                                                   ------------

           CAPITAL GOODS (4.7%)
           INDUSTRIAL CONGLOMERATES (3.2%)
 305,900   General Electric Co...................................................    14,224,350
  71,000   United Technologies Corp..............................................     5,531,610
                                                                                   ------------
                                                                                     19,755,960
                                                                                   ------------
           INDUSTRIAL MACHINERY (1.3%)
 205,800   Roper Industries, Inc.................................................     7,980,924
                                                                                   ------------
           METAL FABRICATIONS (0.2%)
 280,000   Atchison Casting Corp.*...............................................       896,000
                                                                                   ------------

           TOTAL CAPITAL GOODS...................................................    28,632,884
                                                                                   ------------
           ENERGY (10.4%)
           CONTRACT DRILLING (1.6%)
 215,000   Noble Drilling Corp.*.................................................    10,008,250
                                                                                   ------------
           INTEGRATED OIL (3.8%)
 280,000   Conoco, Inc. (Class B)................................................     8,064,000
 150,000   Phillips Petroleum Co.................................................     7,996,500
 115,000   Texaco, Inc...........................................................     7,371,500
                                                                                   ------------
                                                                                     23,432,000
                                                                                   ------------
           OIL & GAS PRODUCTION (2.9%)
 115,000   Apache Corp...........................................................     6,750,500
  77,000   Devon Energy Corp.....................................................     4,389,000
 182,800   Unocal Corp...........................................................     6,445,528
                                                                                   ------------
                                                                                     17,585,028
                                                                                   ------------
           OILFIELD SERVICES/EQUIPMENT (2.1%)
 205,000   Baker Hughes Inc......................................................     8,036,000
 121,000   Halliburton Co........................................................     4,818,220
                                                                                   ------------
                                                                                     12,854,220
                                                                                   ------------

           TOTAL ENERGY..........................................................    63,879,498
                                                                                   ------------
NUMBER OF
 SHARES                                                                               VALUE
-----------------------------------------------------------------------------------------------

           ENTERTAINMENT & LEISURE (9.5%)
           BROADCASTING (1.4%)
 150,000   Clear Channel Communications, Inc.*...................................  $  8,572,500
                                                                                   ------------
           CABLE/SATELLITE TV (3.6%)
 305,000   Charter Communications, Inc. (Class A)*...............................     6,519,375
 365,000   Comcast Corp. (Class A Special)*......................................    15,809,062
                                                                                   ------------
                                                                                     22,328,437
                                                                                   ------------
           MEDIA CONGLOMERATES (3.3%)
 320,000   AOL Time Warner Inc.*.................................................    14,089,600
 200,000   Disney (Walt) Co. (The)...............................................     6,190,000
                                                                                   ------------
                                                                                     20,279,600
                                                                                   ------------
           RESTAURANTS (1.2%)
 257,700   McDonald's Corp.......................................................     7,576,380
                                                                                   ------------

           TOTAL ENTERTAINMENT & LEISURE.........................................    58,756,917
                                                                                   ------------

           FINANCIAL SERVICES (18.6%)
           FINANCE/RENTAL/LEASING (5.5%)
 186,000   Fannie Mae............................................................    14,824,200
 385,000   Providian Financial Corp..............................................    19,253,850
                                                                                   ------------
                                                                                     34,078,050
                                                                                   ------------
           FINANCIAL CONGLOMERATES (6.7%)
 175,000   American Express Co...................................................     7,679,000
 227,666   Citigroup, Inc........................................................    11,196,614
 225,000   Hancock (John) Financial Services.....................................     7,740,000
 307,000   J.P. Morgan Chase & Co................................................    14,324,620
                                                                                   ------------
                                                                                     40,940,234
                                                                                   ------------
           MAJOR BANKS (2.5%)
 300,000   Bank of New York Co., Inc. (The)......................................    15,534,000
                                                                                   ------------
           MULTI-LINE INSURANCE (1.1%)
  84,500   American International Group, Inc.....................................     6,912,100
                                                                                   ------------
           SAVINGS BANKS (2.8%)
 332,000   Washington Mutual, Inc................................................    17,054,840
                                                                                   ------------

           TOTAL FINANCIAL SERVICES..............................................   114,519,224
                                                                                   ------------

           HEALTHCARE (9.7%)
           BIOTECHNOLOGY (0.6%)
  55,000   Amgen Inc.*...........................................................     3,963,437
                                                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 2001 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                               VALUE
-----------------------------------------------------------------------------------------------
           MEDICAL SPECIALTIES (1.4%)
 235,000   Becton, Dickinson & Co................................................  $  8,455,300
                                                                                   ------------
           PHARMACEUTICALS: MAJOR (7.7%)
 143,000   American Home Products Corp...........................................     8,833,110
 110,000   Bristol-Myers Squibb Co...............................................     6,975,100
  80,500   Johnson & Johnson.....................................................     7,835,065
 157,200   Merck & Co., Inc......................................................    12,607,440
 250,700   Pfizer, Inc...........................................................    11,281,500
                                                                                   ------------
                                                                                     47,532,215
                                                                                   ------------
           TOTAL HEALTHCARE......................................................    59,950,952
                                                                                   ------------

           RETAIL (3.2%)
           DISCOUNT STORES (3.2%)
 275,000   Target Corp...........................................................    10,725,000
 185,000   Wal-Mart Stores, Inc..................................................     9,266,650
                                                                                   ------------
           TOTAL RETAIL..........................................................    19,991,650
                                                                                   ------------

           TECHNOLOGY (12.3%)
           COMPUTER COMMUNICATIONS (2.0%)
 450,000   Cisco Systems, Inc.*..................................................    10,659,375
  90,000   McDATA Corp. - (Class A)..............................................     1,608,750
                                                                                   ------------
                                                                                     12,268,125
                                                                                   ------------
           COMPUTER PERIPHERALS (1.6%)
 252,000   EMC Corp.*............................................................    10,019,520
                                                                                   ------------
           COMPUTER PROCESSING HARDWARE (2.3%)
 575,000   Compaq Computer Corp..................................................    11,615,000
 530,000   Concurrent Computer Corp.*............................................     2,782,500
                                                                                   ------------
                                                                                     14,397,500
                                                                                   ------------
           INTERNET SOFTWARE/SERVICES (0.8%)
 120,000   BEA Systems, Inc.*....................................................     4,605,000
                                                                                   ------------
           PACKAGED SOFTWARE (3.1%)
  80,000   i2 Technologies, Inc.*................................................     2,150,000
 176,000   Microsoft Corp.*......................................................    10,384,000
 353,800   Oracle Corp.*.........................................................     6,722,200
                                                                                   ------------
                                                                                     19,256,200
                                                                                   ------------
           SEMICONDUCTORS (2.5%)
 334,000   Intel Corp............................................................     9,539,875
 152,000   Vitesse Semiconductor Corp.*..........................................     5,994,500
                                                                                   ------------
                                                                                     15,534,375
                                                                                   ------------
           TOTAL TECHNOLOGY......................................................    76,080,720
                                                                                   ------------
NUMBER OF
 SHARES                                                                               VALUE
-----------------------------------------------------------------------------------------------

           TELECOMMUNICATIONS (13.4%)
           MAJOR TELECOMMUNICATIONS (2.9%)
 170,000   SBC Communications, Inc...............................................  $  8,109,000
 190,000   Verizon Communications Inc............................................     9,405,000
                                                                                   ------------
                                                                                     17,514,000
                                                                                   ------------
           SPECIALTY TELECOMMUNICATIONS (2.0%)
 100,000   American Tower Corp. (Class A)*.......................................     2,894,000
 257,000   Qwest Communications International, Inc.*.............................     9,501,290
                                                                                   ------------
                                                                                     12,395,290
                                                                                   ------------
           TELECOMMUNICATION EQUIPMENT (6.0%)
  61,000   CIENA Corp.*..........................................................     4,098,438
 120,000   Comverse Technology, Inc.*............................................     8,992,500
  37,000   Corning Inc...........................................................     1,002,700
 330,000   Motorola, Inc.........................................................     5,006,100
 495,000   Nokia Corp. (ADR) (Finland)...........................................    10,890,000
 150,000   Scientific-Atlanta, Inc...............................................     7,035,000
                                                                                   ------------
                                                                                     37,024,738
                                                                                   ------------
           WIRELESS COMMUNICATIONS (2.5%)
 284,000   Nextel Communications, Inc. (Class A)*................................     6,833,750
  84,000   Vodafone Group PLC (ADR) (United Kingdom).............................     2,294,040
  25,000   VoiceStream Wireless Corp.*...........................................     2,375,000
  90,000   Western Wireless Corp. (Class A)*.....................................     3,796,875
                                                                                   ------------
                                                                                     15,299,665
                                                                                   ------------

           TOTAL TELECOMMUNICATIONS..............................................    82,233,693
                                                                                   ------------

           TRANSPORTATION (2.7%)
           AEROSPACE & DEFENSE (0.3%)
 125,000   Bombardier, Inc. (Class B)............................................     1,784,785
                                                                                   ------------
           AIR FREIGHT/COURIERS (0.9%)
 100,000   United Parcel Service, Inc. (Class B).................................     5,653,000
                                                                                   ------------
           AIRLINES (1.5%)
 220,000   Delta Air Lines, Inc..................................................     9,266,400
                                                                                   ------------

           TOTAL TRANSPORTATION..................................................    16,704,185
                                                                                   ------------

           TOTAL COMMON STOCKS
           (COST $522,004,897)...................................................   537,901,745
                                                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 2001 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                             VALUE
-----------------------------------------------------------------------------------------------
           CONVERTIBLE BONDS (0.2%)
           TELECOMMUNICATIONS (0.2%)
           TELECOMMUNICATION EQUIPMENT (0.1%)
 $   600   Cyras Systems, Inc. - 144A** 4.50% due 08/15/05.......................  $    687,000
                                                                                   ------------
           WIRELESS COMMUNICATIONS (0.1%)
     850   Nextel Communications, Inc. 5.25% due 01/15/10........................       631,890
                                                                                   ------------

           TOTAL CONVERTIBLE BONDS
           (COST $1,596,625).....................................................     1,318,890
                                                                                   ------------

           SHORT-TERM INVESTMENT (a) (12.6%)
           U.S. GOVERNMENT AGENCY
  77,700   Student Loan Marketing Assoc. 5.27% due 03/01/01
             (COST $77,700,000)..................................................    77,700,000
                                                                                   ------------

TOTAL INVESTMENTS
(COST $601,301,522) (b)...................................................................  100.1%    616,920,635

LIABILITIES IN EXCESS OF OTHER ASSETS.....................................................   (0.1)       (565,586)
                                                                                            -----   -------------

NET ASSETS................................................................................  100.0%  $ 616,355,049
                                                                                            -----   -------------
                                                                                            -----   -------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $61,470,758 and the aggregate gross unrealized depreciation is $45,851,645, resulting in net unrealized appreciation of $15,619,113.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2001 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (cost $601,301,522).........................................................................  $616,920,635
Cash..........................................................................................        19,375
Receivable for:
    Investments sold..........................................................................    15,825,218
    Shares of beneficial interest sold........................................................     2,138,538
    Dividends.................................................................................       484,525
Deferred organizational expenses..............................................................        10,700
Prepaid expenses and other assets.............................................................       111,155
                                                                                                ------------
     TOTAL ASSETS.............................................................................   635,510,146
                                                                                                ------------
LIABILITIES:
Payable for:
    Investments purchased.....................................................................    17,458,045
    Shares of beneficial interest repurchased.................................................       792,216
    Plan of distribution fee..................................................................       452,712
    Investment management fee.................................................................       374,236
Accrued expenses and other payables...........................................................        77,888
                                                                                                ------------
     TOTAL LIABILITIES........................................................................    19,155,097
                                                                                                ------------
     NET ASSETS...............................................................................  $616,355,049
                                                                                                ============
COMPOSITION OF NET ASSETS:
Paid-in-capital...............................................................................  $602,768,193
Net unrealized appreciation...................................................................    15,619,113
Accumulated net investment loss...............................................................    (1,500,702)
Accumulated net realized loss.................................................................      (531,555)
                                                                                                ------------
     NET ASSETS...............................................................................  $616,355,049
                                                                                                ============
CLASS A SHARES:
Net Assets....................................................................................   $11,223,827
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................       669,921
     NET ASSET VALUE PER SHARE................................................................        $16.75
                                                                                                ============

     MAXIMUM OFFERING PRICE PER SHARE,
     (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)..........................................        $17.68
                                                                                                ============
CLASS B SHARES:
Net Assets....................................................................................  $530,666,653
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................    32,506,064
     NET ASSET VALUE PER SHARE................................................................        $16.33
                                                                                                ============
CLASS C SHARES:
Net Assets....................................................................................   $24,241,045
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     1,482,033
     NET ASSET VALUE PER SHARE................................................................        $16.36
                                                                                                ============
CLASS D SHARES:
Net Assets....................................................................................   $50,223,524
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).....................................     2,970,383
     NET ASSET VALUE PER SHARE................................................................        $16.91
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2001 (UNAUDITED)

NET INVESTMENT LOSS:

INCOME
Dividends (net of $3,439 foreign withholding tax)............................................  $   2,388,432
Interest.....................................................................................      1,901,149
                                                                                               -------------

     TOTAL INCOME............................................................................      4,289,581
                                                                                               -------------

EXPENSES
Plan of distribution fee (Class A shares)....................................................          9,675
Plan of distribution fee (Class B shares)....................................................      2,765,650
Plan of distribution fee (Class C shares)....................................................        119,256
Investment management fee....................................................................      2,390,318
Transfer agent fees and expenses.............................................................        287,102
Registration fees............................................................................        120,989
Shareholder reports and notices..............................................................         38,416
Professional fees............................................................................         28,000
Custodian fees...............................................................................         14,957
Trustees' fees and expenses..................................................................          5,723
Organizational expenses......................................................................          5,537
Other........................................................................................          4,660
                                                                                               -------------

     TOTAL EXPENSES..........................................................................      5,790,283
                                                                                               -------------

     NET INVESTMENT LOSS.....................................................................     (1,500,702)
                                                                                               -------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain............................................................................        467,940
Net change in unrealized appreciation........................................................   (150,354,134)
                                                                                               -------------

     NET LOSS................................................................................   (149,886,194)
                                                                                               -------------

NET DECREASE.................................................................................  $(151,386,896)
                                                                                               =============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                             FOR THE SIX      FOR THE YEAR
                                                                            MONTHS ENDED          ENDED
                                                                          FEBRUARY 28, 2001  AUGUST 31, 2000
------------------------------------------------------------------------------------------------------------
                                                                             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss.....................................................    $  (1,500,702)    $ (2,460,333)
Net realized gain.......................................................          467,940       19,304,282
Net change in unrealized appreciation...................................     (150,354,134)     117,448,320
                                                                            -------------     ------------

     NET INCREASE (DECREASE)............................................     (151,386,896)     134,292,269
                                                                            -------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares..........................................................         (193,799)        (115,703)
Class B shares..........................................................      (10,633,172)     (13,296,841)
Class C shares..........................................................         (470,267)        (299,828)
Class D shares..........................................................         (909,655)        (109,770)
                                                                            -------------     ------------

     TOTAL DISTRIBUTIONS................................................      (12,206,893)     (13,822,142)
                                                                            -------------     ------------
Net increase from transactions in shares of beneficial interest.........      124,984,316      340,711,906
                                                                            -------------     ------------

     NET INCREASE (DECREASE)............................................      (38,609,473)     461,182,033

NET ASSETS:
Beginning of period.....................................................      654,964,522      193,782,489
                                                                            -------------     ------------

     END OF PERIOD
    (INCLUDING A NET INVESTMENT LOSS OF $1,500,702, AND $0,
    RESPECTIVELY).......................................................    $ 616,355,049     $654,964,522
                                                                            =============     ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 2001 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Market Leader Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by investing at least 65% of its assets in equity securities issued by companies that are established leaders in their respective fields in growing industries in domestic and foreign markets. The Fund was organized as a Massachusetts business trust on November 4, 1996 and commenced operations on April 28, 1997. On
July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 2001 (UNAUDITED) CONTINUED

securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. JOINT REPURCHASE AGREEMENT ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or Federal Agency Obligations.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax"

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 2001 (UNAUDITED) CONTINUED

differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

G. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $71,000, of which approximately $70,000 have been reimbursed. The balance was absorbed by the Investment Manager. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding
$1 billion and 0.725% to the portion of daily net assets in excess of $1 billion.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there in no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 2001 (UNAUDITED) CONTINUED

reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $13,914,633 at February 28, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended February 28, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.16% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended
February 28, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $406,779 and $7,802, respectively and received $69,410 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2001 aggregated $289,221,927 and $210,062,681, respectively.

For the six months ended February 28, 2001, the Fund incurred brokerage commissions with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, of $22,748 for portfolio transactions executed on behalf of the Fund.

For the six months ended February 28, 2001, the Fund incurred brokerage commissions of $23,175 with Morgan Stanley & Co., Inc., an affliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 2001 (UNAUDITED) CONTINUED

5. FEDERAL INCOME TAX STATUS

At August 31, 2000, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE SIX                 FOR THE YEAR
                                                                          MONTHS ENDED                    ENDED
                                                                        FEBRUARY 28, 2001            AUGUST 31, 2000
                                                                   ---------------------------  --------------------------
                                                                           (UNAUDITED)
                                                                     SHARES         AMOUNT        SHARES        AMOUNT
                                                                   -----------  --------------  -----------  -------------
CLASS A SHARES
Sold.............................................................     391,912   $   7,386,264      655,848   $  12,583,632
Reinvestment of distributions....................................      10,363         185,605        5,607          97,681
Redeemed.........................................................    (321,288)     (6,129,022)    (136,053)     (2,647,333)
                                                                   ----------   -------------   ----------   -------------
Net increase - Class A...........................................      80,987       1,442,847      525,402      10,033,980
                                                                   ----------   -------------   ----------   -------------

CLASS B SHARES
Sold.............................................................   8,148,292     151,668,044   20,711,097     387,480,028
Reinvestment of distributions....................................     559,255       9,775,788      699,938      12,003,937
Redeemed.........................................................  (3,333,239)    (60,236,592)  (6,837,029)   (128,672,808)
                                                                   ----------   -------------   ----------   -------------
Net increase - Class B...........................................   5,374,308     101,207,240   14,574,006     270,811,157
                                                                   ----------   -------------   ----------   -------------

CLASS C SHARES
Sold.............................................................     528,769       9,838,297      999,832      18,875,641
Reinvestment of distributions....................................      25,095         439,676       16,364         281,123
Redeemed.........................................................    (148,753)     (2,702,246)    (119,382)     (2,255,641)
                                                                   ----------   -------------   ----------   -------------
Net increase - Class C...........................................     405,111       7,575,727      896,814      16,901,123
                                                                   ----------   -------------   ----------   -------------

CLASS D SHARES
Sold.............................................................   1,030,943      19,784,047    2,698,282      52,898,133
Reinvestment of distributions....................................      46,069         832,474        1,786          31,317
Redeemed.........................................................    (309,979)     (5,858,019)    (532,773)     (9,963,804)
                                                                   ----------   -------------   ----------   -------------
Net increase - Class D...........................................     767,033      14,758,502    2,167,295      42,965,646
                                                                   ----------   -------------   ----------   -------------
Net increase in Fund.............................................   6,627,439   $ 124,984,316   18,163,517   $ 340,711,906
                                                                   ==========   =============   ==========   =============

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                          FOR THE PERIOD
                                                  FOR THE SIX          FOR THE YEAR ENDED AUGUST 31,      JULY 28, 1997*
                                                  MONTHS ENDED        -------------------------------         THROUGH
                                               FEBRUARY 28, 2001       2000        1999        1998       AUGUST 31, 1997
-------------------------------------------------------------------------------------------------------------------------
                                                  (UNAUDITED)
CLASS A SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period.........        $ 21.53          $ 15.29     $ 9.73      $10.82          $10.90
                                                     -------          -------     ------      ------          ------

Income (loss) from investment operations:
   Net investment income (loss)..............           0.03             0.02      (0.05)      (0.01)           0.01
   Net realized and unrealized gain (loss)...          (4.46)            7.05       5.61       (0.96)          (0.09)
                                                     -------          -------     ------      ------          ------

Total income (loss) from investment
 operations..................................          (4.43)            7.07       5.56       (0.97)          (0.08)
                                                     -------          -------     ------      ------          ------

Less dividends and distributions from:
   Net investment income.....................       --                  --          --         (0.06)         --
   Net realized gain.........................          (0.35)           (0.83)      --         (0.06)         --
                                                     -------          -------     ------      ------          ------

Total dividends and distributions............          (0.35)           (0.83)      --         (0.12)         --
                                                     -------          -------     ------      ------          ------

Net asset value, end of period...............        $ 16.75          $ 21.53     $15.29      $ 9.73          $10.82
                                                     =======          =======     ======      ======          ======

TOTAL RETURN+................................         (20.69)%(1)       47.49%     57.14 %     (8.98)%         (0.73)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.....................................           1.07 %(2)(3)     1.18%(3)   1.23 %(3)   1.31 %(3)       1.89 %(2)

Net investment income (loss).................           0.28 %(2)(3)     0.08%(3)  (0.14)%(3)  (0.06)%(3)       1.30 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands......        $11,224          $12,677       $971        $319            $288

Portfolio turnover rate......................             36 %(1)          86%        83 %        68 %            22 %(1)

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                          FOR THE PERIOD
                                               FOR THE SIX          FOR THE YEAR ENDED AUGUST 31,         APRIL 28, 1997*
                                              MONTHS ENDED        ----------------------------------          THROUGH
                                            FEBRUARY 28, 2001      2000++       1999++       1998++      AUGUST 31, 1997**
--------------------------------------------------------------------------------------------------------------------------
                                               (UNAUDITED)
CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period......      $  21.07          $  15.09     $   9.68     $  10.81          $  10.00
                                                --------          --------     --------     --------          --------

Income (loss) from investment operations:
   Net investment income (loss)...........         (0.05)            (0.13)       (0.12)       (0.09)             0.04
   Net realized and unrealized gain
   (loss).................................         (4.34)             6.94         5.53        (0.95)             0.77
                                                --------          --------     --------     --------          --------

Total income (loss) from investment
 operations...............................         (4.39)             6.81         5.41        (1.04)             0.81
                                                --------          --------     --------     --------          --------

Less dividends and distributions from:
   Net investment income..................       --                  --           --           (0.03)         --
   Net realized gain......................         (0.35)            (0.83)       --           (0.06)         --
                                                --------          --------     --------     --------          --------

Total dividends and distributions.........         (0.35)            (0.83)       --           (0.09)         --
                                                --------          --------     --------     --------          --------

Net asset value, end of period............      $  16.33          $  21.07     $  15.09     $   9.68          $  10.81
                                                ========          ========     ========     ========          ========

TOTAL RETURN+.............................        (20.96)%(1)        46.35 %      55.89 %      (9.65)%            8.10%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..................................          1.91 %(2)(4)      1.93 %(4)     1.99 %(4)     2.06 %(4)          2.34%(2)(3)

Net investment income (loss)..............         (0.56)%(2)(4)     (0.67)%(4)    (0.90)%(4)    (0.81)%(4)          1.21%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...      $530,667          $571,733     $189,534     $116,693          $107,298

Portfolio turnover rate...................            36 %(1)           86 %         83 %         68 %              22%(1)

---------------------

 *   Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been 2.47% and 1.08%, respectively.
(4) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                         FOR THE PERIOD
                                                  FOR THE SIX         FOR THE YEAR ENDED AUGUST 31,      JULY 28, 1997*
                                                 MONTHS ENDED        -------------------------------         THROUGH
                                               FEBRUARY 28, 2001      2000        1999        1998       AUGUST 31, 1997
------------------------------------------------------------------------------------------------------------------------
                                                  (UNAUDITED)
CLASS C SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period.........       $ 21.11          $ 15.12     $ 9.67      $10.81          $10.90
                                                    -------          -------     ------      ------          ------

Income (loss) from investment operations:
   Net investment income (loss)..............         (0.05)           (0.12)     (0.09)      (0.10)           0.01
   Net realized and unrealized gain (loss)...         (4.35)            6.94       5.54       (0.94)          (0.10)
                                                    -------          -------     ------      ------          ------

Total income (loss) from investment
 operations..................................         (4.40)            6.82       5.45       (1.04)          (0.09)
                                                    -------          -------     ------      ------          ------

Less dividends and distributions from:
   Net investment income.....................       --                 --          --         (0.04)         --
   Net realized gain.........................         (0.35)           (0.83)      --         (0.06)         --
                                                    -------          -------     ------      ------          ------

Total dividends and distributions............         (0.35)           (0.83)      --         (0.10)         --
                                                    -------          -------     ------      ------          ------

Net asset value, end of period...............       $ 16.36          $ 21.11     $15.12      $ 9.67          $10.81
                                                    =======          =======     ======      ======          ======

TOTAL RETURN+................................        (20.97)%(1)       46.33 %    56.36 %     (9.63)%         (0.83)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.....................................          1.91 %(2)(3)     1.93 %(3)   1.75 %(3)   2.06 %(3)       2.54 %(2)

Net investment income (loss).................         (0.56)%(2)(3)    (0.67)%(3)  (0.66)%(3)  (0.81)%(3)       0.61 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands......       $24,241          $22,736     $2,723        $937            $313

Portfolio turnover rate......................            36 %(1)          86 %       83 %        68 %            22 %(1)

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MARKET LEADER TRUST
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                                         FOR THE PERIOD
                                                  FOR THE SIX         FOR THE YEAR ENDED AUGUST 31,      JULY 28, 1997*
                                                 MONTHS ENDED        -------------------------------         THROUGH
                                               FEBRUARY 28, 2001      2000        1999        1998       AUGUST 31, 1997
------------------------------------------------------------------------------------------------------------------------
                                                  (UNAUDITED)
CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period.........       $ 21.70          $ 15.37     $ 9.74      $10.82          $10.90
                                                    -------          -------     ------      ------          ------

Income (loss) from investment operations:
   Net investment income.....................          0.04             0.08       --          --              0.02
   Net realized and unrealized gain (loss)...         (4.48)            7.08       5.63       (0.95)          (0.10)
                                                    -------          -------     ------      ------          ------

Total income (loss) from investment
 operations..................................         (4.44)            7.16       5.63       (0.95)          (0.08)
                                                    -------          -------     ------      ------          ------

Less dividends and distributions from:
   Net investment income.....................       --                 --          --         (0.07)         --
   Net realized gain.........................         (0.35)           (0.83)      --         (0.06)         --
                                                    -------          -------     ------      ------          ------

Total dividends and distributions............         (0.35)           (0.83)      --         (0.13)         --
                                                    -------          -------     ------      ------          ------

Net asset value, end of period...............       $ 16.91          $ 21.70     $15.37      $ 9.74          $10.82
                                                    =======          =======     ======      ======          ======

TOTAL RETURN+................................        (20.58)%(1)       47.84%     57.80%      (8.81)%         (0.73)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses.....................................          0.91 %(2)(3)     0.93%(3)   0.99%(3)    1.06 %(3)       1.43 %(2)

Net investment income........................          0.44 %(2)(3)     0.33%(3)   0.10%(3)    0.19 %(3)       1.81 %(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands......       $50,224          $47,819       $554      $2,459             $10

Portfolio turnover rate......................            36 %(1)          86%        83%         68%             22%(1)

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Guy G. Rutherfurd Jr.
Vice President

Aaron Clark
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.



MORGAN STANLEY
DEAN WITTER
MARKET LEADER
TRUST


[PHOTO]


SEMI-ANNUAL REPORT
FEBRUARY 28, 2001